N-6	Aug. 19, 2026
Prospectus:
Document Type	N-6
Entity Registrant Name	Protective Variable Life Separate Account
Entity Central Index Key	0000948923
Entity Investment Company Type	N-6
Document Period End Date	Aug. 19, 2026
Amendment Flag	false
Item 2. Key Information [Line Items]
Item 18. Portfolio Companies (N-6) [Text Block]

The table in the APPENDIX: FUNDS AVAILABLE UNDER THE POLICY section is amended to include the following new Investment Options:

Asset Allocation Type	Fund – Investment Adviser; Sub-Adviser(s), as applicable	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
International Equity	American Funds Insurance Series® Capital World Growth and Income Fund® - Class 1 - Capital Research and Management Company(1)	0.41%	25.16%	10.56%	11.30%
Taxable Bond	American Funds Insurance Series® The Bond Fund of America® - Class 1 - Capital Research and Management Company(1)	0.22%	7.40%	0.10%	1.95%
Taxable Bond	American Funds Insurance Series® U.S. Government Securities Fund® - Class 1 - Capital Research and Management Company(1)	0.25%	8.01%	0.01%	1.95%
U.S. Equity	American Funds Insurance Series® Washington Mutual Investors Fund℠ - Class 1 - Capital Research and Management Company(1)	0.25%	17.50%	14.17%	12.65%
U.S. Equity	MFS® VIT II Blended Research® Core Equity Portfolio - Initial Class - Massachusetts Financial Services Company(1)	0.30%	16.10%	15.30%	13.88%
International Equity	MFS® VIT II International Growth Portfolio – Initial Class -	0.88%	21.12%	7.07%	9.88%
Asset Allocation Type	Fund – Investment Adviser; Sub-Adviser(s), as applicable	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
	Massachusetts Financial Services Company (1)
U.S. Equity	T. Rowe Price® All-Cap Opportunities Portfolio(1)	0.80%	16.30%	12.22%	16.93%
U.S. Equity	T. Rowe Price® Mid-Cap Growth Portfolio(1)	0.84%	3.55%	3.84%	9.81%
Money Market	Vanguard Variable Insurance Funds - Money Market Portfolio	0.15%	4.18%	3.17%	2.20%

(1) These Funds and their investment advisers have entered into contractual fee waivers or expense reimbursement arrangements. These temporary fee reductions are reflected in their annual expenses. Those contractual arrangements are designed to reduce total annual Fund operating expenses for Policy Owners and will continue past the current year.

Portfolio Companies [Table Text Block]
Asset Allocation Type	Fund – Investment Adviser; Sub-Adviser(s), as applicable	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
International Equity	American Funds Insurance Series® Capital World Growth and Income Fund® - Class 1 - Capital Research and Management Company(1)	0.41%	25.16%	10.56%	11.30%
Taxable Bond	American Funds Insurance Series® The Bond Fund of America® - Class 1 - Capital Research and Management Company(1)	0.22%	7.40%	0.10%	1.95%
Taxable Bond	American Funds Insurance Series® U.S. Government Securities Fund® - Class 1 - Capital Research and Management Company(1)	0.25%	8.01%	0.01%	1.95%
U.S. Equity	American Funds Insurance Series® Washington Mutual Investors Fund℠ - Class 1 - Capital Research and Management Company(1)	0.25%	17.50%	14.17%	12.65%
U.S. Equity	MFS® VIT II Blended Research® Core Equity Portfolio - Initial Class - Massachusetts Financial Services Company(1)	0.30%	16.10%	15.30%	13.88%
International Equity	MFS® VIT II International Growth Portfolio – Initial Class -	0.88%	21.12%	7.07%	9.88%
Asset Allocation Type	Fund – Investment Adviser; Sub-Adviser(s), as applicable	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
	Massachusetts Financial Services Company (1)
U.S. Equity	T. Rowe Price® All-Cap Opportunities Portfolio(1)	0.80%	16.30%	12.22%	16.93%
U.S. Equity	T. Rowe Price® Mid-Cap Growth Portfolio(1)	0.84%	3.55%	3.84%	9.81%
Money Market	Vanguard Variable Insurance Funds - Money Market Portfolio	0.15%	4.18%	3.17%	2.20%

(1) These Funds and their investment advisers have entered into contractual fee waivers or expense reimbursement arrangements. These temporary fee reductions are reflected in their annual expenses. Those contractual arrangements are designed to reduce total annual Fund operating expenses for Policy Owners and will continue past the current year.

Temporary Fee Reductions, Current Expenses [Text Block]	These Funds and their investment advisers have entered into contractual fee waivers or expense reimbursement arrangements. These temporary fee reductions are reflected in their annual expenses. Those contractual arrangements are designed to reduce total annual Fund operating expenses for Policy Owners and will continue past the current year.
American Funds Insurance Series® Capital World Growth and Income Fund® - Class 1 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	American Funds Insurance Series® Capital World Growth and Income Fund® - Class 1	[1]
Portfolio Company Adviser [Text Block]	Capital Research and Management Company	[1]
Current Expenses [Percent]	0.41%	[1]
Average Annual Total Returns, 1 Year [Percent]	25.16%	[1]
Average Annual Total Returns, 5 Years [Percent]	10.56%	[1]
Average Annual Total Returns, 10 Years [Percent]	11.30%	[1]
American Funds Insurance Series® The Bond Fund of America® - Class 1 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	American Funds Insurance Series® The Bond Fund of America® - Class 1	[1]
Portfolio Company Adviser [Text Block]	Capital Research and Management Company	[1]
Current Expenses [Percent]	0.22%	[1]
Average Annual Total Returns, 1 Year [Percent]	7.40%	[1]
Average Annual Total Returns, 5 Years [Percent]	0.10%	[1]
Average Annual Total Returns, 10 Years [Percent]	1.95%	[1]
American Funds Insurance Series® U.S. Government Securities Fund® - Class 1 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	American Funds Insurance Series® U.S. Government Securities Fund® - Class 1	[1]
Portfolio Company Adviser [Text Block]	Capital Research and Management Company	[1]
Current Expenses [Percent]	0.25%	[1]
Average Annual Total Returns, 1 Year [Percent]	8.01%	[1]
Average Annual Total Returns, 5 Years [Percent]	0.01%	[1]
Average Annual Total Returns, 10 Years [Percent]	1.95%	[1]
American Funds Insurance Series® Washington Mutual Investors Fund℠ - Class 1 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	American Funds Insurance Series® Washington Mutual Investors Fund℠ - Class 1	[1]
Portfolio Company Adviser [Text Block]	Capital Research and Management Company	[1]
Current Expenses [Percent]	0.25%	[1]
Average Annual Total Returns, 1 Year [Percent]	17.50%	[1]
Average Annual Total Returns, 5 Years [Percent]	14.17%	[1]
Average Annual Total Returns, 10 Years [Percent]	12.65%	[1]
MFS® VIT II Blended Research® Core Equity Portfolio - Initial Class [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	MFS® VIT II Blended Research® Core Equity Portfolio - Initial Class	[1]
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company	[1]
Current Expenses [Percent]	0.30%	[1]
Average Annual Total Returns, 1 Year [Percent]	16.10%	[1]
Average Annual Total Returns, 5 Years [Percent]	15.30%	[1]
Average Annual Total Returns, 10 Years [Percent]	13.88%	[1]
MFS® VIT II International Growth Portfolio – Initial Class [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	MFS® VIT II International Growth Portfolio – Initial Class	[1]
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company	[1]
Current Expenses [Percent]	0.88%	[1]
Average Annual Total Returns, 1 Year [Percent]	21.12%	[1]
Average Annual Total Returns, 5 Years [Percent]	7.07%	[1]
Average Annual Total Returns, 10 Years [Percent]	9.88%	[1]
T. Rowe Price® All-Cap Opportunities Portfolio [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	T. Rowe Price® All-Cap Opportunities Portfolio	[1]
Current Expenses [Percent]	0.80%	[1]
Average Annual Total Returns, 1 Year [Percent]	16.30%	[1]
Average Annual Total Returns, 5 Years [Percent]	12.22%	[1]
Average Annual Total Returns, 10 Years [Percent]	16.93%	[1]
T. Rowe Price® Mid-Cap Growth Portfolio [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	T. Rowe Price® Mid-Cap Growth Portfolio	[1]
Current Expenses [Percent]	0.84%	[1]
Average Annual Total Returns, 1 Year [Percent]	3.55%	[1]
Average Annual Total Returns, 5 Years [Percent]	3.84%	[1]
Average Annual Total Returns, 10 Years [Percent]	9.81%	[1]
Vanguard Variable Insurance Funds - Money Market Portfolio [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Vanguard Variable Insurance Funds - Money Market Portfolio
Current Expenses [Percent]	0.15%
Average Annual Total Returns, 1 Year [Percent]	4.18%
Average Annual Total Returns, 5 Years [Percent]	3.17%
Average Annual Total Returns, 10 Years [Percent]	2.20%

[1]	These Funds and their investment advisers have entered into contractual fee waivers or expense reimbursement arrangements. These temporary fee reductions are reflected in their annual expenses. Those contractual arrangements are designed to reduce total annual Fund operating expenses for Policy Owners and will continue past the current year.